                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment* [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Sandler Capital Management
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153


Form 13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Sandler
Title:   Managing Director
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ Andrew Sandler      New York, New York    5/25/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

* This Form 13F filing is being resubmitted electronically after having been first submitted to the Securities & Exchange
Commission in paper form.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name


         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          8

Form 13F Information Table Entry Total:     75

Form 13F Information Table Value Total:     $439,032
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1.        28-2461                  John Kornreich
         2.        28-                      David Lee
         3         28-4506                  Michael Marocco
         4.        28-4508                  Andrew Sandler
         5         28-1951                  Harvey Sandler
         6.        28-                      Douglas Schimmel
         7.        28-                      Hannah Stone
         8.        28-                      Edward Ginacoff

         [Repeat as necessary.]

















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

                                                   Form 13F INFORMATION TABLE
                                                       September 30, 2000

   COLUMN 1        COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------       --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS        NUMBER      (x000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----


Access Power Inc.     COM          00431N108        57   237,500   SH         SOLE         1-8         SOLE    0    0
Adelphia Comm Corp    COM          006848AR6     11444   415,194   SH         SOLE         1-8         SOLE    0    0
Agilent Technologies
  Inc.                COM          00846U101      8339   170,400   SH         SOLE         1-8         SOLE    0    0
AH Belo Corp.         COM          080555105     11204   607,675   SH         SOLE         1-8         SOLE    0    0
AMC Entmt Inc         COM          001669100       895   511,700   SH         SOLE         1-8         SOLE    0    0
America Online Inc    COM          02364J104     11153   207,500   SH         SOLE         1-8         SOLE    0    0
Antec Corp.           COM          03664P105      6195   210,000   SH         SOLE         1-8         SOLE    0    0
Arch Comm Group Inc   COM          039381108       817   163,499   SH         SOLE         1-8         SOLE    0    0
AT&T Corp             COM          001957109       480    16,327   SH         SOLE         1-8         SOLE    0    0
AT&T Liberty
  Media Cl B          COM          001957307     30157 1,608,368   SH         SOLE         1-8         SOLE    0    0
Cablevision Sys Corp  COM          12686C109     19990   301,450   SH         SOLE         1-8         SOLE    0    0
Centennial Cellular
  Corp.               COM          15133V208       209     9,500   SH         SOLE         1-8         SOLE    0    0
Century Telephone
  Enterprises         COM          156700106      2299    84,375   SH         SOLE         1-8         SOLE    0    0
Charter
  Communications Inc. COM          16117M107      2790   171,500   SH         SOLE         1-8         SOLE    0    0
Clear Channel Comm    COM          184502102      2481    43,905   SH         SOLE         1-8         SOLE    0    0
CNET  Networks Inc    COM          12613R104     15948   654,700   SH         SOLE         1-8         SOLE    0    0
Comcast Corp Spl.     COM          200300200      3890    95,020   SH         SOLE         1-8         SOLE    0    0
Cox Communications    COM          224044107      5409   141,400   SH         SOLE         1-8         SOLE    0    0
Cox Radio Inc         COM          224051102      1086    62,300   SH         SOLE         1-8         SOLE    0    0
Crown Castle
  International Corp. COM          228227104      7008   225,625   SH         SOLE         1-8         SOLE    0    0
Crown Media
  Holding Inc.        COM          228411104      1773   125,000   SH         SOLE         1-8         SOLE    0    0
eBAY Inc.             COM          278642103      7556   110,000   SH         SOLE         1-8         SOLE    0    0
Ericsson LM
  Telephone Col       COM          294821400      4222   285,000   SH         SOLE         1-8         SOLE    0    0
EW SCRIPPS            COM          811054204     14310   265,000   SH         SOLE         1-8         SOLE    0    0
First Data Corp.      COM          319963104      9578   245,198   SH         SOLE         1-8         SOLE    0    0
Focus Enhancements
  Inc.                COM          344159108      1204   700,500   SH         SOLE         1-8         SOLE    0    0
Gannett Inc           COM          364730101      9800   184,900   SH         SOLE         1-8         SOLE    0    0
General Motors        COM          370442105      6500   100,000   SH         SOLE         1-8         SOLE    0    0


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

General Motors
  Class H Stock       COM          370442832      9808   263,800   SH         SOLE         1-8         SOLE    0    0
Glenayre Technologies
  Inc.                COM          377899109      1088   100,000   SH         SOLE         1-8         SOLE    0    0
Granite Broadcasting
  Corp                COM          387241102      1963   427,375   SH         SOLE         1-8         SOLE    0    0
Hellenic
  Telecommunications
  Organizat           COM          423325307       116    12,500   SH         SOLE         1-8         SOLE    0    0
Hollinger
  International Inc.  COM          435569108      2010   120,000   SH         SOLE         1-8         SOLE    0    0
Houghton Mifflin Co   COM          441560109      7433   189,375   SH         SOLE         1-8         SOLE    0    0
Hybrid Networks Inc.  COM          44860K102       427    23,000   SH         SOLE         1-8         SOLE    0    0
International
  Business Machines   COM          459200101      2250    20,000   SH         SOLE         1-8         SOLE    0    0
Knight Ridder Inc     COM          499040103      4040    79,500   SH         SOLE         1-8         SOLE    0    0
Lionbridge
  Technologies Inc.   COM          536252109      2826   330,050   SH         SOLE         1-8         SOLE    0    0
LSI Logic Corp        COM          502161102     13328   455,650   SH         SOLE         1-8         SOLE    0    0
Mainspring Inc.       COM          56062U100       149    20,000   SH         SOLE         1-8         SOLE    0    0
McClatchy Co.
  Holding Co.         COM          579489105      5102   145,000   SH         SOLE         1-8         SOLE    0    0
McGraw Hill Co Inc    COM          580645109     24526   385,850   SH         SOLE         1-8         SOLE    0    0
Media 100 Inc.        COM          58440W105       880    80,000   SH         SOLE         1-8         SOLE    0    0
Microtune Inc.        COM          59514P109      1071    20,000   SH         SOLE         1-8         SOLE    0    0
MIH Limited           COM          G6116R101      2081    69,500   SH         SOLE         1-8         SOLE    0    0
Millicom Intl
  Cellular S A        COM          L6388F102      9337   262,550   SH         SOLE         1-8         SOLE    0    0
Network Engines Inc.  COM          64121A107      1433    35,000   SH         SOLE         1-8         SOLE    0    0
New York Times Co.    COM          650111107      5307   135,000   SH         SOLE         1-8         SOLE    0    0
News Corp Prf'd       COM          652487802      7678   163,800   SH         SOLE         1-8         SOLE    0    0
Nextel Comm Inc       COM          65332V103      9668   206,800   SH         SOLE         1-8         SOLE    0    0
OmniSky Corp.         COM          68213L103      8227   405,000   SH         SOLE         1-8         SOLE    0    0
Oracle Corp           COM          68389X105       394     5,000   SH         SOLE         1-8         SOLE    0    0
Pac-West Telecom Inc. COM          69371Y101       684    75,000   SH         SOLE         1-8         SOLE    0    0
Panamsat Corp         COM          697933109      2171    67,963   SH         SOLE         1-8         SOLE    0    0
Partner Communications
  Co Inc.             COM          70211M109      1768   230,000   SH         SOLE         1-8         SOLE    0    0
Paxson Communications
  Corp.               COM          704231109      5066   440,500   SH         SOLE         1-8         SOLE    0    0
R.R. Donnelley        COM          257867101      3684   150,000   SH         SOLE         1-8         SOLE    0    0
Radio Unica Comm.
  Corp.               COM          75040Q106       106    15,000   SH         SOLE         1-8         SOLE    0    0
Arch Communications   RIGHTS       039381991       465   744,096   SH         SOLE         1-8         SOLE    0    0
Sabre holdings Corp   COM          785905100      4335   149,800   SH         SOLE         1-8         SOLE    0    0
Salem Communications  COM          794093104      5287   416,700   SH         SOLE         1-8         SOLE    0    0
SBC Comm Inc          COM          78387G103     25188   503,750   SH         SOLE         1-8         SOLE    0    0
Scientific Atlanta
  Inc                 COM          808655104       954    15,000   SH         SOLE         1-8         SOLE    0    0




                                5




Seachange
  International Inc.  COM          811699107      1669    50,000   SH         SOLE         1-8         SOLE    0    0
Sirius Satellite
  Radion Inc.         COM          82966U103      4442    84,000   SH         SOLE         1-8         SOLE    0    0
SPDR S&P Dep Rcpt     COM          78462F103     17953   125,000   SH         SOLE         1-8         SOLE    0    0
Starwood Lodging
  Trust               COM          85590A203      3313   106,000   SH         SOLE         1-8         SOLE    0    0
Time Warner Inc       COM          887315109      2115    27,025   SH         SOLE         1-8         SOLE    0    0
TMP Worldwide Inc.    COM          872941109      3699    45,950   SH         SOLE         1-8         SOLE    0    0
Tribune Co.           COM          896047107     11609   266,100   SH         SOLE         1-8         SOLE    0    0
Verso Tech Inc.       COM          925317109       731   150,000   SH         SOLE         1-8         SOLE    0    0
Viacom Inc Cl B       COM          925524308     11182   191,141   SH         SOLE         1-8         SOLE    0    0
Video Services Corp   COM          92656U107      4433   985,000   SH         SOLE         1-8         SOLE    0    0
Vodafone Group PLC    COM          92857T107      8964   242,268   SH         SOLE         1-8         SOLE    0    0
Xilinx Inc.           COM          983919101      1284    15,000   SH         SOLE         1-8         SOLE    0    0

TOTAL                                         $439,032
                                           [thousands]


































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